Investments Under Resale Agreements and Obligations Under Repurchase Agreements (Details) - Schedule of receivables from repurchase agreements and security borrowing - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	$ 76,407	$ 142,329
Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	10,006	29,643
Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing		11,184
Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Other instruments issued by the Chilean Government and Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	10,006	18,459
Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	66,401	112,686
Other Instruments Issued In Chile [Member] | Deposit promissory notes from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Other Instruments Issued In Chile [Member] | Mortgage Bonds From Domestic Banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Other Instruments Issued In Chile [Member] | Bonds from domestic banks
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing		15,407
Other Instruments Issued In Chile [Member] | Deposits in domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Other Instruments Issued In Chile [Member] | Bonds From Other Chilean Companies [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Other Instruments Issued In Chile [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	66,401	97,279
Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Instruments Issued By Foreign Institutions [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Instruments Issued By Foreign Institutions [Member] | Instruments from foreign governments or Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Up to 1 month [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	39,095	102,057
Up to 1 month [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	10,006	29,643
Up to 1 month [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing		11,184
Up to 1 month [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Up to 1 month [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Other instruments issued by the Chilean Government and Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	10,006	18,459
Up to 1 month [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	29,089	72,414
Up to 1 month [Member] | Other Instruments Issued In Chile [Member] | Deposit promissory notes from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Up to 1 month [Member] | Other Instruments Issued In Chile [Member] | Mortgage Bonds From Domestic Banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Up to 1 month [Member] | Other Instruments Issued In Chile [Member] | Bonds from domestic banks
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing		15,407
Up to 1 month [Member] | Other Instruments Issued In Chile [Member] | Deposits in domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Up to 1 month [Member] | Other Instruments Issued In Chile [Member] | Bonds From Other Chilean Companies [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Up to 1 month [Member] | Other Instruments Issued In Chile [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	29,089	57,007
Up to 1 month [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Up to 1 month [Member] | Instruments Issued By Foreign Institutions [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Up to 1 month [Member] | Instruments Issued By Foreign Institutions [Member] | Instruments from foreign governments or Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	20,591	29,393
Over 1 month and up to 3 months [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Other instruments issued by the Chilean Government and Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	20,591	29,393
Over 1 month and up to 3 months [Member] | Other Instruments Issued In Chile [Member] | Deposit promissory notes from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member] | Other Instruments Issued In Chile [Member] | Mortgage Bonds From Domestic Banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member] | Other Instruments Issued In Chile [Member] | Bonds from domestic banks
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member] | Other Instruments Issued In Chile [Member] | Deposits in domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member] | Other Instruments Issued In Chile [Member] | Bonds From Other Chilean Companies [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member] | Other Instruments Issued In Chile [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	20,591	29,393
Over 1 month and up to 3 months [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member] | Instruments Issued By Foreign Institutions [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 month and up to 3 months [Member] | Instruments Issued By Foreign Institutions [Member] | Instruments from foreign governments or Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	16,721	10,879
Over 3 months and up to 12 months [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Other instruments issued by the Chilean Government and Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	16,721	10,879
Over 3 months and up to 12 months [Member] | Other Instruments Issued In Chile [Member] | Deposit promissory notes from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member] | Other Instruments Issued In Chile [Member] | Mortgage Bonds From Domestic Banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member] | Other Instruments Issued In Chile [Member] | Bonds from domestic banks
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member] | Other Instruments Issued In Chile [Member] | Deposits in domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member] | Other Instruments Issued In Chile [Member] | Bonds From Other Chilean Companies [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member] | Other Instruments Issued In Chile [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing	16,721	10,879
Over 3 months and up to 12 months [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member] | Instruments Issued By Foreign Institutions [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 months and up to 12 months [Member] | Instruments Issued By Foreign Institutions [Member] | Instruments from foreign governments or Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Other instruments issued by the Chilean Government and Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member] | Deposit promissory notes from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member] | Mortgage Bonds From Domestic Banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member] | Bonds from domestic banks
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member] | Deposits in domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member] | Bonds From Other Chilean Companies [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Instruments Issued By Foreign Institutions [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 1 year and up to 3 years [Member] | Instruments Issued By Foreign Institutions [Member] | Instruments from foreign governments or Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Other instruments issued by the Chilean Government and Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Other Instruments Issued In Chile [Member] | Deposit promissory notes from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Other Instruments Issued In Chile [Member] | Mortgage Bonds From Domestic Banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Other Instruments Issued In Chile [Member] | Bonds from domestic banks
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Other Instruments Issued In Chile [Member] | Deposits in domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Other Instruments Issued In Chile [Member] | Bonds From Other Chilean Companies [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Other Instruments Issued In Chile [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Instruments Issued By Foreign Institutions [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 3 years and up to 5 years [Member] | Instruments Issued By Foreign Institutions [Member] | Instruments from foreign governments or Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Other instruments issued by the Chilean Government and Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Other Instruments Issued In Chile [Member] | Deposit promissory notes from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Other Instruments Issued In Chile [Member] | Mortgage Bonds From Domestic Banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Other Instruments Issued In Chile [Member] | Bonds from domestic banks
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Other Instruments Issued In Chile [Member] | Deposits in domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Other Instruments Issued In Chile [Member] | Bonds From Other Chilean Companies [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Other Instruments Issued In Chile [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Instruments Issued By Foreign Institutions [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing
Over 5 years [Member] | Instruments Issued By Foreign Institutions [Member] | Instruments from foreign governments or Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Receivables from repurchase agreements and security borrowing